Commitments and Contingencies (Details Narrative) - USD ($)						1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 22, 2016	May 20, 2016	Oct. 06, 2015	Apr. 28, 2014	Feb. 13, 2014	Dec. 01, 2016	Nov. 24, 2016	Dec. 31, 2016	Mar. 31, 2016
Name of plaintiff		Mr. Oliver Bengough
Name of defendant		OCHL, OCL, KOKO UK and Mr. Ellin (collectively, the“Respondents”).
Domicile of litigation		High Court of Justice, Chancery Division (the “Court”)
Description of allegations

In connection with the Petition, effective as ofMay 20, 2016, Mint Group terminated the Management Services Agreement with OCL pursuant to which Mint Group served as a contractedservice provider to KOKO, a nightclub and live music venue “KOKO” in Camden, London owned by KOKO UK. The Petitionerclaims certain breaches of duty by Mr. Ellin in connection with the corporate operations of the Respondents, as well as a “deterioration”of the relationship between the parties. The Petitioner further claims that his interests have been unfairly prejudiced by theconduct of the Respondents and the breakdown of trust and confidence between himself and Mr. Ellin.

Actions taken by court

The Court granted Petitioner’s request forinterim relief to allow the Petitioner to continue running OCL’s business as it was conducted prior to the filing of thePetition, subject to Mr. Ellin’s approval of any expenditures exceeding $15,000 in amount (the “Interim Injunction”).

Interim injunction paid		$ 15,000
Payment of accquisition of promotional rights								$ 350,000
8% Junior Note [Member]
Number of shares issued				494,749
Debt face amount				$ 494,749
Jjat Corp [Member]
Number of shares issued				58,000,000	29,000,000
Jjat Corp [Member] | Senior Notes [Member]
Debt face amount				$ 1,376,124
Jjat Corp [Member] | 8% Junior Note [Member]
Debt face amount				1,376,124
BTG Financial Consulting LLP [Member]
Description Of Agreement Terms							The parties and that its analysis yielded that the value of the ordinary shares of OCHL is £3,612,057, therefore entitling us to £1,769,029 (or 50% of the value) minus £37,000 (the Final Sale Price).
Obar Camden Holdings Ltd [Member]
Sale of equity investment				$ 2,180,000
Litigation Case [Member]
Name of plaintiff		Mr. Oliver Bengough
Name of defendant		OCHL, OCL, KOKO UK and Mr. Ellin (collectively, the "Respondents").
Domicile of litigation		High Court of Justice, Chancery Division (the "Court")
Description of allegations		In connection with the Petition, effective as of May 20, 2016, Mint Group terminated the Management Services Agreement with OCL pursuant to which Mint Group served as a contracted service provider to KOKO, a nightclub and live music venue "KOKO" in Camden, London owned by KOKO UK. Mr. Bengough claimed certain breaches of duty by Mr. Ellin in connection with the corporate operations of the Respondents, as well as a "deterioration" of the relationship between the parties. Mr. Bengough further claimed that his interests have been unfairly prejudiced by the conduct of the Respondents and the breakdown of trust and confidence between himself and Mr. Ellin.
Actions taken by court		The Court granted Mr. Bengough's request for interim relief to allow Mr. Bengough to continue running OCL's business as it was conducted prior to the filing of the Petition, subject to Mr. Ellin's approval of any expenditures exceeding $15,000 in amount (the "Interim Injunction").
Interim injunction paid		$ 15,000
Common stock [Member]
Number of shares issued									150,000
Messrs Ellin And Bengough [Member] | Obar Camden Holdings Ltd [Member]
Sale of equity investment						$ 2,180,000
Employment Agreements [Member] | Mr. Blake Indursky [Member]
Monthly compensation			$ 10,000
Agreement term			12 months
Employment Agreements [Member] | Mr. Blake Indursky [Member] | Restricted Common Stock [Member]
Number of shares issued			250,000
Settlement Agreement [Member] | Messrs Ellin And Bengough [Member] | Deferred Ordinary Shares [Member] | KOKO (Camden) UK Limited [Member]
Number Of Shares Sold	2,750
Settlement Agreement [Member] | Messrs Ellin And Bengough [Member] | Common stock [Member] | KOKO (Camden) UK Limited [Member]
Number Of Shares Sold	48,878
Settlement Agreement [Member] | Escrow Agent [Member] | Litigation Case [Member] | KOKO (Camden) UK Limited [Member]
Description Of Agreement Terms	(i) Mr. Bengough agreed to pay to us 50% of the value of the ordinary and deferred ordinary shares in OCHL minus £37,000, (ii) the Settlement Transactions would be consummated, and (iii) we would discharge the Note, without any further payment by Mr. Bengough or any other entity to Mr. Ellin, KoKo UK or us.
Settlement Agreement [Member] | Escrow Agent [Member] | Litigation Case [Member] | BTG Financial Consulting LLP [Member]
Description of valuation repor							The parties and that its analysis yielded that the value of the ordinary shares of OCHL is £3,612,057, therefore entitling us to £1,769,029 (or 50% of the value) minus £37,000 (the "Final Sale Price").